SIGNIFICANT ACCOUNTING POLICIES (Schedule of Warranty Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the year	$ 4,985	$ 5,389
Warranties issued during the year	7,139	6,386
Costs incurred with respect of warranties during the year	(6,570)	(6,790)
Balance at the end of the year	$ 5,554	$ 4,985